Related Party Transactions (Details) - Schedule of other related parties' payables - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	$ 688,371	$ 403,690
Mr. Hongyu Zhang [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable		8,100
HangZhouTianQi Network Technology Co. Ltd. [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	45,169	41,766
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	25,247	353,824
Mr. Limin Liu [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	610,352
Guo Ronghong Business Factoring Shenzhen Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	$ 7,603